Advances from FHLB (Annual Principal Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Advances from FHLB and other credit facilities [Abstract]
2014	$ 14,889
2015	5,000
Advances from Federal Home Loan Banks, Total	$ 19,889	$ 37,130